Consolidated Statements of Operations and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Research and development expenses	$ 4,640	$ 4,180	$ 2,560
General and administrative expenses	6,392	3,003	1,509
Other expenses	1,029
Operating Loss	12,061	7,183	4,069
Net change in fair value of derivatives	1,049	5,019	(94)
Finance expense	26	61	227
Finance income	(128)	(138)	0
Finance expenses, net	947	4,942	133
Loss for the year	13,008	12,125	4,202
Other comprehensive loss Items that will not be classified to profit or loss
Re-measurement of defined benefit liability	95	21
Total comprehensive loss for the year	13,103	12,146	4,202
Loss attributable to:
Owners of the Company	12,272	12,125	4,202
Non-controlling interests	736
Total Loss attributable	13,008	12,125	4,202
Total comprehensive loss attributable to:
Owners of the Company	12,367	12,146	4,202
Non-controlling interests	736
Total comprehensive loss for the year	$ 13,103	$ 12,146	$ 4,202
Loss per share data
Basic and diluted loss per share - USD	$ 0.07	$ 0.11	$ 0.22
Number of shares used in calculating basic and diluted loss per share	189,139,031	115,114,946	19,250,340